Schedule of Breakout of Revenue (Details) - Jet Token, Inc. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 1,875,508	$ 731,437	$ 21,862,728	$ 1,112,194
Software App And Cirrus Charter [Member]
Revenues	994,253	398,267	2,004,807	1,007,468
Jet Card And Fractional Programs [Member]
Revenues	547,545	333,170	2,257,736	104,726
Management And Other Services [Member]
Revenues	333,710		400,185
Fractional Whole Aircraft Sales [Member]
Revenues			$ 17,200,000